Financial instruments and financial risk factors (Tables) - Li Cycle Holdings Corp [member]	12 Months Ended
Oct. 31, 2021
Disclosure of fair value measurement of liabilities [line items]
Disclosure Of Detailed Information Of Maturities Of Financial Liabilities
All of the Company’s financial liabilities have contractual cash flows as follows:

	Carrying amount	Contractual cash flows	Year 1	Year 2	Year 3	Year 4	Year 5	Thereafter
	$	$	$	$	$	$	$	$
As at October 31, 2021
Accounts payable and accrued liabilities	18,701,116	18,701,116	18,701,116	—	—	—	—	—
Lease liabilities	29,364,869	35,934,570	4,517,775	4,634,401	3,785,984	3,374,696	3,311,808	16,309,906
Loan payable	39,748	41,338	6,384	6,618	6,860	7,111	7,371	6,994
Convertible Debt	100,877,838	142,682,078	—	—	—	—	142,682,078	—
Warrants	82,109,334	—	—	—	—	—	—	—
Restoration provisions	334,233	302,049	—	84,582	—	—	54,842	162,625

	231,427,138	197,661,151	23,225,275	4,725,601	3,792,844	3,381,807	146,056,099	16,479,525

	Carrying amount	Contractual cash flows	Year 1	Year 2	Year 3	Year 4	Year 5	Thereafter
	$	$	$	$	$	$	$	$
As at October 31, 2020
Accounts payable and accrued liabilities	4,364,370	4,364,372	4,364,372	—	—	—	—	—
Restricted share units	171,849	171,849	171,849	—	—	—	—	—
Lease liabilities	3,613,170	4,529,662	805,946	680,943	568,434	584,269	479,833	1,410,237
Loan payable	2,247,878	2,628,652	1,782,888	845,763	—	—	—	—
Restoration provisions	321,400	333,866	—	81,166	—	—	52,627	200,074

	10,718,667	12,028,401	7,125,055	1,607,872	568,434	584,269	532,460	1,610,311

Recurring fair value measurement [member]
Disclosure of fair value measurement of liabilities [line items]
Disclosure Of Detailed Information Of Financial Assets Measured At Fair Value On Recurring Basis
The Company’s financial assets measured at fair value on a recurring basis w
e
re calculated as follows:

	Balance	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	$	$	$	$
As at October 31, 2021
Accounts receivable	4,072,701	—	4,072,701	—

	4,072,701	—	4,072,701	—

As at October 31, 2020
Accounts receivable	571,300	—	571,300	—

	571,300	—	571,300	—

Disclosure Of Detailed Information Of Financial Liabilities Measured At Fair Value On Recurring Basis
The Company’s financial liabilities measured at fair value on a recurring basis were calculated as follows:

	Balance	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	$	$	$	$
As at October 31, 2021
Restricted share units	—	—	—	—
Conversion feature of convertible debt	29,028,938	—	29,028,938	—
Warrants	82,109,334	53,549,989	28,559,344	—

	111,138,272	53,549,989	57,588,282	—

As at October 31, 2020
Restricted share units	171,849	—	171,849	—

	171,849	—	171,849	—